Convertible Notes Payable - Schedule of Inputs Used to Value the Series D Warrants (Details)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
June 2018 Series D Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life			5 years
June 2018 Pre-Funded Series D Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life			5 years
Contractual Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life	4 years 6 months
Contractual Term [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life		1 year 1 month 17 days		9 months 25 days
Contractual Term [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life		5 years 1 month 9 days		4 years 10 months 17 days
Contractual Term [Member] | June 2018 Series D Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life		5 years
Contractual Term [Member] | June 2018 Pre-Funded Series D Warrants [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life		5 years 6 months
Contractual Term [Member] | June 2018 Pre-Funded Series D Warrants [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life		6 years 6 months
Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input	1.636
Expected Volatility [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		1.457		1.309
Expected Volatility [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		2.653		2.669
Expected Volatility [Member] | June 2018 Series D Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		1.9410
Expected Volatility [Member] | June 2018 Pre-Funded Series D Warrants [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		2.150
Expected Volatility [Member] | June 2018 Pre-Funded Series D Warrants [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		3.890
Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input	0.018
Risk-free Interest Rates [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		0.025		0.017
Risk-free Interest Rates [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		0.026		0.021
Risk-free Interest Rates [Member] | June 2018 Series D Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		0.0278
Risk-free Interest Rates [Member] | June 2018 Pre-Funded Series D Warrants [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		0.0213
Risk-free Interest Rates [Member] | June 2018 Pre-Funded Series D Warrants [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		0.0230